ADVANCES TO SUPPLIERS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Advances to suppliers
Advances to suppliers	¥ 30,345	$ 4,400	¥ 2,781,139
Other
Advances to suppliers
Advances to suppliers	¥ 30,345	$ 4,400	¥ 2,781,139